Income Taxes (Tables)	12 Months Ended
Dec. 31, 2016
Income Taxes Tables
Schedule of Deferred Tax Assets

2015:	Balance	Rate	Tax
Federal loss carryforward	$452,503	34%	$153,851
Valuation allowance			(153,851)
Deferred tax asset			$-

2016:	Balance	Rate	Tax
Federal loss carryforward	$505,167	34%	$171,757
Valuation allowance			(171,757)
Deferred tax asset			$-

Expected tax liability
	2016	2015
Expected (Benefit) – Federal rate 34%	$(17,906)	$56,976

Effect of:
Valuation allowance	17,906	(56,976)
Total Actual Provision	$-	$-